Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 230	$ 247	$ 257
Depreciation of property, plant and equipment and amortization of intangible assets	119	110	147
Other	79	125	74
Research and development expense	428	482	478
Staff, maintenance, and utility costs	$ 25	$ 27	$ 22